Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2025
Restatement Determination Date:: 2025-04-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our Board has adopted a clawback policy (the “Clawback Policy”) in compliance with the SEC’s rules and regulations and the Nasdaq listing standards. Our Clawback Policy requires the repayment of certain cash and equity-based incentive compensation provided to current or former executive officers in connection with a restatement of financial statements if such compensation exceeds the amount that the executive officers would have received based on the restated financial statements. A copy of our Clawback Policy is included as Exhibit 97.1 to our Annual Report on Form 10-K/A for the year ended April 30, 2025.